Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2012	$ 27,827,053	$ 8,439,258	$ 29,145,094	$ 30,497,576	$ (149,814)	$ 95,759,167
Balance (in Shares) at Dec. 31, 2012	28,000	8,439,258
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					(8,925,212)	(8,925,212)
Accretion of Fair Value of Warrant	$ 172,947			(172,947)
Dividends on Preferred Shares				(1,508,761)		(1,508,761)
Net Income				4,629,045		4,629,045
Balance at Dec. 31, 2013	$ 28,000,000	$ 8,439,258	29,145,094	33,444,913	(9,075,026)	89,954,239
Balance (in Shares) at Dec. 31, 2013	28,000	8,439,258
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					4,230,052	4,230,052
Dividends on Preferred Shares				(2,688,604)		(2,688,604)
Net Income				7,531,625		7,531,625
Balance at Dec. 31, 2014	$ 28,000,000	$ 8,439,258	29,145,094	38,287,934	(4,844,974)	99,027,312
Balance (in Shares) at Dec. 31, 2014	28,000	8,439,258
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects					410,623	410,623
Dividends on Preferred Shares				(2,375,010)		(2,375,010)
Redemption of Preferred Stock	$ (9,979,000)					(9,979,000)
Redemption of Preferred Stock (in Shares)	(9,979)
Net Income				8,372,697		8,372,697
Balance at Dec. 31, 2015	$ 18,021,000	$ 8,439,258	$ 29,145,094	$ 44,285,621	$ (4,434,351)	$ 95,456,622
Balance (in Shares) at Dec. 31, 2015	18,021	8,439,258